COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
COMMITMENTS AND CONTINGENCIES
NOTE 12 - COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Legal

In the ordinary course of business, we may be, or have been, involved in legal proceedings from time to time. During the six months ended October 31, 2021 we were not involved in any material legal proceedings.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Legal

On July 14, 2020, a consultant for rail services to the Company filed a complaint against the Company and its CEO Jack W Hanks, an individual, for payment of $100,000 of consulting fees. The Court Action is filed as CRU Trading Co, (“CRU”) Plaintiff, v. MMEX Resources Corp and Jack W. Hanks in the District Court of Harris, County Texas Cause No. 2020-41853/Court;165. The Company, based on consultation with legal counsel, believed the complaint was without merit and filed a verified denial and a motion to dismiss the litigation. In April of 2021 the parties agreed to settle the matter, therefore in exchange for a nonsuit of certain claims and a stay of litigation the Company agreed to pay $60,000 over a 6-month period. After paying the amount in full all parties will fully release each other from any claims related to the matter and CRU will dismiss the lawsuit.